INTANGIBLE ASSETS—NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS—NET	INTANGIBLE ASSETS—NET
Intangible assets, net consisted of the following as of December 31, 2023 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,644	$(59,989)	$499,655
Customer relationships	11	36,000	(4,532)	31,468
Supply agreement	5	38,900	(11,105)	27,795
Formulations	8	28,900	(5,101)	23,799
Patents	20	154	(8)	146
Total		$663,598	$(80,735)	$582,863
Intangible assets, net consisted of the following as of December 31, 2022 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,328	$(17,840)	$541,488
Customer relationships	11	36,000	(1,349)	34,651
Supply agreement	5	38,900	(3,325)	35,575
Formulations	8	28,900	(1,526)	27,374
Patents	20	80	(3)	77
Total		$663,208	$(24,043)	$639,165
Amortization expense for the year ended December 31, 2023 (Successor Period), period from July 28, 2022 to December 31, 2022 (Successor Period), period from January 1, 2022 to July 27, 2022 (Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) was $56.7 million, $24.0 million, $7.7 million, and $13.5 million, respectively.
Expected amortization for each of the years between 2024 through 2028, and thereafter are as follows:
(In thousands)

Years ending December 31
2024	$56,710
2025	56,710
2026	56,710
2027	53,385
2028	48,930
Thereafter	310,418
$582,863